Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Property, plant and equipment
Property, plant and equipment consist of the following:

2024
	Cost	Accumulated depreciation	Net book value
Utility plant	$10,366,245	$1,596,778	$8,769,467
Hydro: generation facilities and other	258,631	129,426	129,205
Land	117,700	—	117,700
Construction-in-progress
Utility plant	426,170	—	426,170
Hydro: generation facilities and other	7,553	—	7,553
	$11,176,299	$1,726,204	$9,450,095

2023
	Cost	Accumulated depreciation	Net book value
Utility plant	$9,330,075	$1,204,155	$8,125,920
Hydro: generation facilities and other	272,498	132,105	140,393
Land	118,295	—	118,295
Construction-in-progress
Utility plant	736,173	—	736,173
Hydro: generation facilities and other	5,992	—	5,992
	$10,463,033	$1,336,260	$9,126,773
Utility plant includes cost of $2,146,852 (2023 - $1,961,720) and accumulated depreciation of $171,920 (2023 - $98,128) related to regulated generation assets. Furthermore, it also includes cost of $3,351 (2023 - $3,270) and accumulated depreciation of $2,970 (2023 - $2,455) related to assets under finance lease. Land includes costs of $5,263 (2023 - $5,263) and construction-in-progress - utility plant includes costs of $43,319 (2023 - $15,770) related to regulated generation assets.
5.Property, plant and equipment (continued)
Hydro: generation facilities and other include cost of $74,818 (2023 - $77,859) and accumulated depreciation of $38,692 (2023 - $40,386) related to facilities under financing lease or owned by consolidated VIEs. Depreciation expense of facilities under financing lease was $974 (2023 - $461).
For the year ended December 31, 2024, contributions received in aid of construction of $672 (2023 - $238) have been credited to the cost of the assets.
Interest and AFUDC capitalized to the cost of the assets in 2024 and 2023 are as follows:

	2024	2023
AFUDC capitalized on regulated property:
Allowance for borrowed funds	$4,604	$9,440
Allowance for equity funds	1,748	3,372
	$6,352	$12,812